STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Advertising, marketing and branding	1,882,452	546,289	2,971,732	606,177	1,794,919
Depreciation	2,464	729	4,552	729	4,562
General and administrative expenses	205,290	30,018	320,032	75,627	358,707	5,531	2,352
Management fees	42,000		42,000	11,635	38,135
Professional fees	1,143,232	550,918	2,000,517	759,651	2,155,756	90,483	15,100
Research and development	284,053	315,551	569,942	320,651	1,086,599
Salaries and wages	250,064	147,684	479,279	208,191	608,282
Stock based compensation	31,998,849	14,270,634	37,961,374	17,709,352	30,376,431	72,309
Total operating expenses	35,808,404	15,861,823	44,349,428	19,692,013	36,423,391	168,323	17,452
Operating Loss	(35,808,404)	(15,861,823)	(44,349,428)	(19,692,013)	(36,423,391)	(168,323)	(17,452)
Other expenses
Interest expense	(581,304)	(145)	(1,561,908)	(150)	(150)
Gain on debt extinguishment							17,288
Loss on related party loan conversion					(489,418)
Change in fair value of derivative liabilities	(2,006,888)		(2,541,956)	0
Total other expense	(2,588,192)	(145)	(4,103,864)	(150)	(489,568)		17,288
Net Loss	$ (38,396,596)	$ (15,861,823)	$ (48,453,292)	$ (19,692,163)	$ (36,912,959)	$ (168,323)	$ (164)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.40)	$ (0.19)	$ (0.52)	$ (0.25)	$ (0.44)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding (in shares)	94,970,543	82,072,013	93,255,344	78,560,417	83,785,574	112,673,138	114,097,796